Fair Value Measurements	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Fair Value Measurements

NOTE 5:  FAIR VALUE MEASUREMENTS

Certain assets and liabilities, primarily financial instruments, are carried on the balance sheet at their fair value on a recurring basis. These financial instruments include trading loans and securities, non-trading financial assets at FVTPL, assets and liabilities designated at FVTPL, financial assets at FVOCI, derivatives, certain securities purchased under reverse repurchase agreements, certain deposits classified as trading, securitization liabilities at fair value, obligations related to securities sold short, and certain obligations related to securities sold under repurchase agreements. All other financial assets and financial liabilities are carried at amortized cost.

VALUATION GOVERNANCE

Valuation processes are guided by policies and procedures that are approved by senior management and subject matter experts. Senior Executive oversight over the valuation process is provided through various valuation-related committees. Further, the Bank has a number of additional controls in place, including an independent price verification process to ensure the accuracy of fair value measurements reported in the financial statements. The sources used for independent pricing comply with the standards set out in the approved valuation-related policies, which include consideration of the reliability, relevancy, and timeliness of data.

METHODS AND ASSUMPTIONS

The Bank calculates fair values for measurement and disclosure purposes based on the following methods of valuation and assumptions:

Government and Government-Related Securities

The fair value of Canadian government debt securities is based on quoted prices in active markets, where available. Where quoted prices are not available, valuation techniques such as discounted cash flow models may be used, which maximize the use of observable inputs such as government bond yield curves.

The fair value of U.S. federal and state government, as well as agency debt securities, is determined by reference to recent transaction prices, broker quotes, or third-party vendor prices. Brokers or third-party vendors may use a pool-specific valuation model to value these securities. Observable market inputs to the model include to-be-announced market prices, the applicable indices, and metrics such as the coupon, maturity, and weighted-average maturity of the pool. Market inputs used in the valuation model include, but are not limited to, indexed yield curves and trading spreads.

The fair value of residential mortgage-backed securities (MBS) is based on broker quotes, third-party vendor prices, or other valuation techniques, such as the use of option-adjusted spread models which include inputs such as prepayment rate assumptions related to the underlying collateral. Observable inputs include, but are not limited to, indexed yield curves and bid-ask spreads. Other inputs may include volatility assumptions derived using Monte Carlo simulations and take into account factors such as counterparty credit quality and liquidity.

Other Debt Securities

The fair value of corporate and other debt securities is based on broker quotes, third-party vendor prices, or other valuation techniques, such as discounted cash flow techniques. Market inputs used in the other valuation techniques or underlying third-party vendor prices or broker quotes include benchmark and government bond yield curves, credit spreads, and trade execution data.

Asset-backed securities are primarily fair valued using third-party vendor prices. The third-party vendor employs a valuation model which maximizes the use of observable inputs such as benchmark yield curves and bid-ask spreads. The model also takes into account relevant data about the underlying collateral, such as weighted-average terms to maturity and prepayment rate assumptions.

Equity Securities

The fair value of equity securities is based on quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, such as for private equity securities, or where there is a wide bid-offer spread, fair value is determined based on quoted market prices for similar securities or through valuation techniques, including discounted cash flow analysis, and multiples of earnings before taxes, depreciation and amortization, and other relevant valuation techniques.

If there are trading restrictions on the equity security held, a valuation adjustment is recognized against available prices to reflect the nature of the restriction. However, restrictions that are not part of the security held and represent a separate contractual arrangement that has been entered into by the Bank and a third party do not impact the fair value of the original instrument.

Retained Interests

Retained interests are classified as trading securities and are initially recognized at their relative fair market value. Subsequently, the fair value of retained interests recognized by the Bank is determined by estimating the present value of future expected cash flows. Differences between the actual cash flows and the Bank's estimate of future cash flows are recognized in income. These assumptions are subject to periodic review and may change due to significant changes in the economic environment.

Loans

The estimated fair value of loans carried at amortized cost reflects changes in market price that have occurred since the loans were originated or purchased. For fixed-rate performing loans, estimated fair value is determined by discounting the expected future cash flows related to these loans at current market interest rates for loans with similar credit risks. For floating-rate performing loans, changes in interest rates have minimal impact on fair value since loans reprice to market frequently. On that basis, fair value is assumed to approximate carrying value. The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.

The fair value of loans carried at FVTPL, which includes trading loans and loans designated at FVTPL, is determined using observable market prices, where available. Where the Bank is a market maker for loans traded in the secondary market, fair value is determined using executed prices, or prices for comparable trades. For those loans where the Bank is not a market maker, the Bank obtains broker quotes from other reputable dealers, and corroborates this information using valuation techniques or by obtaining consensus or composite prices from pricing services.

The fair value of loans carried at FVOCI is assumed to approximate amortized cost as they are generally floating rate performing loans that are short term in nature.

Commodities

The fair value of commodities is based on quoted prices in active markets, where available. The Bank also transacts commodity derivative contracts which can be traded on an exchange or in OTC markets.

Derivative Financial Instruments

The fair value of exchange-traded derivative financial instruments is based on quoted market prices. The fair value of OTC derivative financial instruments is estimated using well established valuation techniques, such as discounted cash flow techniques, the Black-Scholes model, and Monte Carlo simulation. The valuation models incorporate inputs that are observable in the market or can be derived from observable market data.

Prices derived by using models are recognized net of valuation adjustments. The inputs used in the valuation models depend on the type of derivative and the nature of the underlying instrument and are specific to the instrument being valued. Inputs can include, but are not limited to, interest rate yield curves, foreign exchange rates, dividend yield projections, commodity spot and forward prices, recovery rates, volatilities, spot prices, and correlation.

A credit risk valuation adjustment (CRVA) is recognized against the model value of OTC derivatives to account for the uncertainty that either counterparty in a derivative transaction may not be able to fulfil its obligations under the transaction. In determining CRVA, the Bank takes into account master netting agreements and collateral, and considers the creditworthiness of the counterparty and the Bank itself, in assessing potential future amounts owed to, or by the Bank.

The fair value of a derivative is partly a function of collateralization. The Bank uses the relevant overnight index swap curve to discount the cash flows for collateralized derivatives as most collateral is posted in cash and can be funded at the overnight rate.

A funding valuation adjustment (FVA) is recognized against the model value of OTC derivatives to recognize the market implied funding costs and benefits considered in the pricing and fair valuation of uncollateralized derivatives. Some of the key drivers of FVA include the market implied funding spread and the expected average exposure by counterparty.

The Bank will continue to monitor industry practice on valuation adjustments and may refine the methodology as market practices evolve.

Deposits

The estimated fair value of term deposits is determined by discounting the contractual cash flows using interest rates currently offered for deposits with similar terms.

For deposits with no defined maturities, the Bank considers fair value to equal carrying value, which is equivalent to the amount payable on the balance sheet date.

For trading deposits and deposits designated at FVTPL, which is included in financial liabilities designated at FVTPL, fair value is determined using discounted cash flow valuation techniques which maximize the use of observable market inputs such as benchmark yield curves and foreign exchange rates. The Bank considers the impact of its own creditworthiness in the valuation of these deposits by reference to observable market inputs.

Securitization Liabilities

The fair value of securitization liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, which maximize the use of observable inputs, such as Canada Mortgage Bond (CMB) curves and MBS curves.

Obligations Related to Securities Sold Short

The fair value of these obligations is based on the fair value of the underlying securities, which can include equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that of the relevant underlying equity or debt securities.

Securities Purchased Under Reverse Repurchase Agreements and Obligations Related to Securities Sold under Repurchase Agreements

Commodities and bonds purchased or sold with an agreement to sell or repurchase them at a later date at a fixed price are carried at fair value. The fair value of these agreements is based on valuation techniques such as discounted cash flow models which maximize the use of observable market inputs such as interest rate swap curves and commodity forward prices.

Subordinated Notes and Debentures

The fair value of subordinated notes and debentures are based on quoted market prices for similar issues or current rates offered to the Bank for debt of equivalent credit quality and remaining maturity.

Portfolio Exception

IFRS 13, Fair Value Measurement provides a measurement exception that allows an entity to determine the fair value of a group of financial assets and liabilities with offsetting risks based on the sale or transfer of its net exposure to a particular risk or risks. The Bank manages certain financial assets and financial liabilities, such as derivative assets and derivative liabilities on the basis of net exposure and applies the portfolio exception when determining the fair value of these financial assets and financial liabilities.

Fair Value of Assets and Liabilities not carried at Fair Value

The fair value of assets and liabilities subsequently not carried at fair value include most loans, most deposits, certain securitization liabilities, most securities purchased under reverse repurchase agreements, most obligations relating to securities sold under repurchase agreements, and subordinated notes and debentures. For these instruments, fair values are calculated for disclosure purposes only, and the valuation techniques are disclosed above. In addition, the Bank has determined that the carrying value approximates the fair value for the following assets and liabilities as they are usually liquid floating rate financial instruments and are generally short term in nature: cash and due from banks, interest-bearing deposits with banks, securities purchased under reverse repurchase agreements, customers' liability under acceptances, amounts receivable from brokers, dealers, and clients, other assets, acceptances, obligations related to securities sold under repurchase agreements, amounts payable to brokers, dealers, and clients, and other liabilities.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The fair values in the following table exclude assets that are not financial instruments, such as land, buildings and equipment, as well as goodwill and other intangible assets, including customer relationships, which are of significant value to the Bank.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)			As at
	October 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$78,275	$78,374	$60,535	$59,948
Other debt securities	52,222	52,370	46,636	46,316
Total debt securities at amortized cost, net of allowance for credit losses	130,497	130,744	107,171	106,264
Total loans, net of allowance for loan losses	684,608	688,154	646,393	642,542
Total financial assets not carried at fair value	$815,105	$818,898	$753,564	$748,806

FINANCIAL LIABILITIES
Deposits	$886,977	$892,597	$851,439	$846,148
Securitization liabilities at amortized cost	14,086	14,258	14,683	14,654
Subordinated notes and debentures	10,725	11,323	8,740	9,027
Total financial liabilities not carried at fair value	$911,788	$918,178	$874,862	$869,829

[1] This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1: Fair value is based on quoted market prices for identical assets or liabilities that are traded in an active exchange market or highly liquid and actively traded in OTC markets.

Level 2: Fair value is based on observable inputs other than Level 1 prices, such as quoted market prices for similar (but not identical) assets or liabilities in active markets, quoted market prices for identical assets or liabilities in markets that are not active, and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using valuation techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3: Fair value is based on non-observable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Financial instruments classified within Level 3 of the fair value hierarchy are initially recognized at their transaction price, which is considered the best estimate of fair value. After initial measurement, the fair value of Level 3 assets and liabilities is determined using valuation models, discounted cash flow methodologies, or similar techniques.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
	October 31, 2019					October 31, 2018
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$395	$10,521	$–	$10,916		$127	$14,335	$–	$14,462
Provinces	–	8,510	8	8,518		–	7,535	3	7,538
U.S. federal, state, municipal governments, and agencies debt	–	19,133	–	19,133		–	19,732	–	19,732
Other OECD government guaranteed debt	–	4,132	–	4,132		–	3,324	–	3,324
Mortgage-backed securities	–	1,746	–	1,746		–	2,029	–	2,029
Other debt securities
Canadian issuers	–	5,129	3	5,132		–	5,630	1	5,631
Other issuers	–	13,547	1	13,548		–	14,459	16	14,475
Equity securities
Common shares	56,058	61	–	56,119		43,699	53	–	43,752
Preferred shares	57	–	–	57		33	26	–	59
Trading loans	–	12,482	–	12,482		–	10,990	–	10,990
Commodities	13,761	437	–	14,198		5,540	340	–	5,880
Retained interests	–	19	–	19		–	25	–	25
	70,271	75,717	12	146,000		49,399	78,478	20	127,897
Non-trading financial assets at fair value through profit or loss
Securities	229	3,985	493	4,707		176	2,095	408	2,679
Loans	–	1,791	5	1,796		–	1,317	19	1,336
	229	5,776	498	6,503		176	3,412	427	4,015
Derivatives
Interest rate contracts	22	14,794	–	14,816		33	12,365	–	12,398
Foreign exchange contracts	24	30,623	3	30,650		24	39,647	4	39,675
Credit contracts	–	16	–	16		–	9	–	9
Equity contracts	1	1,298	589	1,888		–	3,170	453	3,623
Commodity contracts	266	1,246	12	1,524		144	1,112	35	1,291
	313	47,977	604	48,894		201	56,303	492	56,996
Financial assets designated at fair value through profit or loss
Securities[2]	–	4,040	–	4,040		–	3,618	–	3,618
	–	4,040	–	4,040		–	3,618	–	3,618
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	9,663	–	9,663		–	12,731	–	12,731
Provinces	–	12,927	–	12,927		–	9,507	–	9,507
U.S. federal, state, municipal governments, and agencies debt	–	40,737	–	40,737		–	45,766	–	45,766
Other OECD government guaranteed debt	–	14,407	–	14,407		–	19,896	200	20,096
Mortgage-backed securities	–	5,437	–	5,437		–	6,633	–	6,633
Other debt securities
Asset-backed securities	–	15,888	–	15,888		–	21,407	562	21,969
Non-agency collateralized mortgage obligation portfolio	–	247	–	247		–	472	–	472
Corporate and other debt	–	7,810	24	7,834		–	8,483	24	8,507
Equity securities
Common shares	89	2	1,507	1,598		309	3	1,492	1,804
Preferred shares	198	–	44	242		235	–	135	370
Loans	–	2,124	–	2,124		–	2,745	–	2,745
	287	109,242	1,575	111,104		544	127,643	2,413	130,600
Securities purchased under reverse repurchase agreements	–	4,843	–	4,843		–	3,920	–	3,920
FINANCIAL LIABILITIES
Trading deposits	–	22,793	4,092	26,885		–	111,680	3,024	114,704
Derivatives
Interest rate contracts	19	14,404	83	14,506		24	9,646	63	9,733
Foreign exchange contracts	21	29,374	4	29,399		18	34,897	3	34,918
Credit contracts	–	420	–	420		–	386	–	386
Equity contracts	–	2,877	1,514	4,391		–	1,319	1,077	2,396
Commodity contracts	266	1,040	29	1,335		134	695	8	837
	306	48,115	1,630	50,051		176	46,943	1,151	48,270
Securitization liabilities at fair value	–	13,058	–	13,058		–	12,618	–	12,618
Financial liabilities designated at fair value through profit or loss	–	105,110	21	105,131		–	2	14	16
Obligations related to securities sold short [2]	878	28,778	–	29,656		1,142	38,336	–	39,478
Obligations related to securities sold under repurchase agreements	–	2,973	–	2,973		–	3,797	–	3,797
[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank's policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the year ended October 31, 2019. During the year ended October 31, 2018, the Bank transferred $20 million in securities from Non-trading financial assets at FVTPL from Level 1 to Level 2.

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument's fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant non-observable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments, there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 non-observable inputs for the years ended October 31.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$(50)	$55	$–	$8	$–
Other debt securities
Canadian issuers	1	–	–	1	(2)	4	(1)	3	–

Other issuers	16	1	–	2	(24)	20	(14)	1	–

	20	1	–	3	(76)	79	(15)	12	–
Non-trading financial assets at fair value through profit or loss
Securities	408	97	–	317	(329)	–	–	493	20

Loans	19	4	–	5	(23)	–	–	5	1

	427	101	–	322	(352)	–	–	498	21

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	24	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,492	–	(3)	31	(13)	–	–	1,507	(4)

Preferred shares	135	–	(16)	1	(75)	–	(1)	44	(23)
	$2,413	$24	$(19)	$32	$(312)	$–	$(563)	$1,575	$(27)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,024)	$(380)	$–	$(2,030)	$1,342	$–	$–	$(4,092)	$(243)
Derivatives[7]
Interest rate contracts	(63)	(22)	–	–	6	(4)	–	(83)	(32)
Foreign exchange contracts	1	–	–	–	–	(5)	3	(1)	(1)
Equity contracts	(624)	(472)	–	(127)	298	–	–	(925)	(460)

Commodity contracts	27	(33)	–	–	(11)	–	–	(17)	(20)

	(659)	(527)	–	(127)	293	(9)	3	(1,026)	(513)

Financial liabilities designated at fair value through profit or loss	(14)	104	–	(187)	76	–	–	(21)	65
Obligations related to securities sold short	–	–	–	1	–	–	(1)	–	–
[1]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2019, consists of derivative assets of $0.6 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.6 billion (November 1, 2018 – $1.2 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities[1]
(millions of Canadian dollars)	Fair value as at November 1 2017	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2018	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$–	$–	$1	$–	$2	$–	$3	$–
Other debt securities
Canadian issuers	6	–	–	–	(4)	1	(2)	1	(1)

Other issuers	8	(5)	–	46	(31)	172	(174)	16	(2)

	14	(5)	–	47	(35)	175	(176)	20	(3)
Non-trading financial assets at fair value through profit or loss
Securities	305	60	–	54	(11)	–	–	408	51

Loans	15	(4)	–	8	–	–	–	19	(4)

	320	56	–	62	(11)	–	–	427	47

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	15	(18)	–	–	–	–	200	(18)
Other debt securities
Asset-backed securities	553	–	(2)	–	11	–	–	562	(2)
Corporate and other debt	95	12	2	–	(85)	–	–	24	2
Equity securities
Common shares	1,469	–	(5)	23	5	–	–	1,492	(7)

Preferred shares	108	–	27	–	–	–	–	135	26
	$2,428	$27	$4	$23	$(69)	$–	$–	$2,413	$1

FINANCIAL LIABILITIES

Trading deposits[6]	$(2,521)	$78	$–	$(1,729)	$1,128	$(46)	$66	$(3,024)	$122
Derivatives[7]
Interest rate contracts	(70)	10	–	–	(3)	–	–	(63)	6
Foreign exchange contracts	1	–	–	–	1	–	(1)	1	3
Equity contracts	(893)	131	–	(121)	260	–	(1)	(624)	125

Commodity contracts	2	43	–	–	(18)	–	–	27	26

	(960)	184	–	(121)	240	–	(2)	(659)	160

Financial liabilities designated at fair value through profit or loss	(7)	(14)	–	(117)	124	–	–	(14)	(11)
Obligations related to securities sold short	–	–	–	–	4	(4)	–	–	–
[1]

Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period. The presentation of Financial Liabilities has also been revised to conform with the current period presentation.

[2]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2018, consists of derivative assets of $0.5 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.2 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.

VALUATION OF ASSETS AND LIABILITIES CLASSIFIED AS LEVEL 3

Significant unobservable inputs in Level 3 positions

The following section discusses the significant unobservable inputs for Level 3 positions and assesses the potential effect that a change in each unobservable input may have on the fair value measurement.

Price Equivalent

Certain financial instruments, mainly debt and equity securities, are valued using price equivalents when market prices are not available, with fair value measured by comparison with observable pricing data from instruments with similar characteristics. For debt securities, the price equivalent is expressed in 'points', and represents a percentage of the par amount, and prices at the lower end of the range are generally a result of securities that are written down. For equity securities, the price equivalent is based on a percentage of a proxy price. There may be wide ranges depending on the liquidity of the securities. New issuances of debt and equity securities are priced at 100% of the issue price.

Correlation

The movements of inputs are not necessarily independent from other inputs. Such relationships, where material to the fair value of a given instrument, are captured via correlation inputs into the pricing models. The Bank includes correlation between the asset class, as well as across asset classes. For example, price correlation is the relationship between prices of equity securities in equity basket derivatives, and quanto correlation is the relationship between instruments which settle in one currency and the underlying securities which are denominated in another currency.

Implied Volatility

Implied volatility is the value of the volatility of the underlying instrument which, when input in an option pricing model, such as Black-Scholes, will return a theoretical value equal to the current market price of the option. Implied volatility is a forward-looking and subjective measure, and differs from historical volatility because the latter is calculated from known past returns of a security.

Funding ratio

The funding ratio is a significant unobservable input required to value loan commitments issued by the Bank. The funding ratio represents an estimate of the percentage of commitments that are ultimately funded by the Bank. The funding ratio is based on a number of factors such as observed historical funding percentages within the various lending channels and the future economic outlook, considering factors including, but not limited to, competitive pricing and fixed/variable mortgage rate gap. An increase/decrease in funding ratio will increase/decrease the value of the lending commitment in relationship to prevailing interest rates.

Earnings Multiple, Discount Rate, and Liquidity Discount

Earnings multiple, discount rate, and liquidity discount are significant inputs used when valuing certain equity securities and certain retained interests. Earnings multiples are selected based on comparable entities and a higher multiple will result in a higher fair value. Discount rates are applied to cash flow forecasts to reflect time value of money and the risks associated with the cash flows. A higher discount rate will result in a lower fair value. Liquidity discounts may be applied as a result of the difference in liquidity between the comparable entity and the equity securities being valued.

Currency-Specific Swap Curve

The fair value of foreign exchange contracts is determined using inputs such as foreign exchange spot rates and swap curves. Generally, swap curves are observable, but there may be certain durations or currency-specific foreign exchange spot and currency-specific swap curves that are not observable.

Dividend Yield

Dividend yield is a key input for valuing equity contracts and is generally expressed as a percentage of the current price of the stock. Dividend yields can be derived from the repo or forward price of the actual stock being fair valued. Spot dividend yields can also be obtained from pricing sources, if it can be demonstrated that spot yields are a good indication of future dividends.

Inflation Rate Swap Curve

The fair value of inflation rate swap contracts is a swap between the interest rate curve and the inflation index. The inflation rate swap spread is not observable and is determined using proxy inputs such as inflation index rates and Consumer Price Index (CPI) bond yields. Generally, swap curves are observable; however, there may be instances where certain specific swap curves are not observable.

Net Asset Value

The fair value of certain private funds are based on the net asset value determined by the fund managers based on valuation methodologies, as there are no observable prices for these instruments.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities

The following table presents the Bank's assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
				October 31, 2019		October 31, 2018
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range	Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		101	158	76	172	points

Other debt securities	Market comparable	Bond price equivalent		–	113	–	104	points

Equity securities[1]	Market comparable	New issue price		100	100	n/a	n/a	%
	Discounted cash flow	Discount rate		9	9	6	9	%
	EBITDA multiple	Earnings multiple		3.5	3.5	5.0	20.5	times
	Market comparable	Price equivalent		79	80	84	117	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rates		8	20	8	40	%
	EBITDA multiple	Earnings multiple		1.1	6.7	0.3	5.3	times
	Market comparable	Liquidity Discount		–	–	50	50	%
	Price-based	Net Asset Value	[2]	n/a	n/a	n/a	n/a

Derivatives
Interest rate contracts	Swaption model	Currency-specific volatility		27	325	15	346	%
	Discounted cash flow	Inflation rate swap curve		1	2	1	2	%
	Option model	Funding ratio		60	75	65	75	%

Foreign exchange contracts	Option model	Currency-specific volatility		4	12	7	14	%

Equity contracts	Option model	Price correlation		(19)	97	1	96	%
		Quanto correlation		10	68	(65)	68	%
		Dividend yield		–	8	–	8	%
		Equity volatility		7	124	10	105	%
	Market comparable	New issue price		100	100	100	100	%

Commodity contracts	Option model	Quanto correlation		(66)	(46)	(66)	(46)%
		Swaption correlation		44	56	n/a	n/a	%

Trading deposits	Option model	Price correlation		(19)	97	1	96	%
		Quanto correlation		(43)	68	(85)	68	%
		Dividend yield		–	16	–	13	%
		Equity volatility		7	96	8	131	%
	Swaption model	Currency-specific volatility		25	325	15	346	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		2	70	2	70	%
[1]

As at October 31, 2019, common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.5 billion (October 31, 2018 – $1.4 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

[2]	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

The following table summarizes the potential effect of using reasonably possible alternative assumptions for financial assets and financial liabilities held, that are classified in Level 3 of the fair value hierarchy as at October 31. For interest rate derivatives, the Bank performed a sensitivity analysis on the unobservable implied volatility. For equity derivatives, the sensitivity was calculated by using reasonably possible alternative assumptions by shocking dividends, correlation, or the price and volatility of the underlying equity instrument. For equity securities at FVOCI, the sensitivity was calculated based on an upward and downward shock of the fair value reported. For trading deposits, the sensitivity was calculated by varying unobservable inputs which may include volatility, credit spreads, and correlation.

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)				As at
	October 31, 2019		October 31, 2018
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$49	$23	$46	$26
Loans	1	1	2	2
	50	24	48	28
Derivatives
Equity contracts	14	17	16	21
Commodity contracts	–	–	1	1
	14	17	17	22
Financial assets at fair value through other comprehensive income
Other debt securities
Asset-backed securities	–	–	40	40
Corporate and other debt	2	2	2	2
Equity securities
Common shares	6	3	4	2
Preferred shares	10	4	26	7
	18	9	72	51

FINANCIAL LIABILITIES
Trading deposits	23	32	18	26
Derivatives
Interest rate contracts	20	14	15	12
Equity contracts	41	35	45	36
	61	49	60	48
Financial liabilities designated at fair value through profit or loss	2	2	2	2
Total	$168	$133	$217	$177

The best evidence of a financial instrument's fair value at initial recognition is its transaction price unless the fair value of the instrument is evidenced by comparison with other observable current market transactions in the same instrument (that is, without modification or repackaging) or based on a valuation technique whose variables include only data from observable markets. Consequently, the difference between the fair value using other observable current market transactions or a valuation technique using observable inputs and the transaction price results in an unrealized gain or loss at initial recognition.

The difference between the transaction price at initial recognition and the value determined at that date using a valuation technique with significant non-observable inputs is not recognized in income until the significant non-observable inputs in the valuation technique used to value the instruments become observable. The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2019	2018
Balance as at beginning of year	$14	$19
New transactions	38	25
Recognized in the Consolidated Statement of Income during the year	(37)	(30)
Balance as at end of year	$15	$14

FINANCIAL ASSETS DESIGNATED AT FAIR VALUE

Securities Designated at Fair Value through Profit or Loss

Certain securities supporting insurance reserves within the Bank's insurance underwriting subsidiaries have been designated at FVTPL to eliminate or significantly reduce an accounting mismatch. The actuarial valuation of the insurance reserve is measured using a discount factor which is based on the yield of the supporting invested assets, which includes the securities designated at FVTPL, with changes in the discount factor being recognized on the Consolidated Statement of Income. The unrealized gains or losses on securities designated at FVTPL are recognized on the Consolidated Statement of Income in the same period as gains or losses resulting from changes to the discount rate used to value the insurance liabilities.

In addition, certain debt securities have been designated at FVTPL as they are economically hedged with derivatives and the designation eliminates or significantly reduces an accounting mismatch. The derivatives are carried at fair value, with the change in fair value recognized in non-interest income.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value

The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value[1]
(millions of Canadian dollars)								As at
	October 31, 2019				October 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$169	$78,195	$10	$78,374	$119	$59,828	$1	$59,948
Other debt securities	–	52,368	2	52,370	–	43,826	2,490	46,316
Total debt securities at amortized cost, net of allowance for credit losses	169	130,563	12	130,744	119	103,654	2,491	106,264
Total loans, net of allowance for loan losses	–	221,405	466,749	688,154	–	208,794	433,748	642,542
Total assets with fair value disclosures	$169	$351,968	$466,761	$818,898	$119	$312,448	$436,239	$748,806

LIABILITIES
Deposits	$–	$892,597	$–	$892,597	$–	$846,148	$–	$846,148
Securitization liabilities at amortized cost	–	14,258	–	14,258	–	14,654	–	14,654
Subordinated notes and debentures	–	11,323	–	11,323	–	9,027	–	9,027
Total liabilities with fair value disclosures	$–	$918,178	$–	$918,178	$–	$869,829	$–	$869,829
[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.